Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Index Series
Equity in broker trading account
Cash	$ 35,834,498	$ 39,022,097
Net unrealized loss on open futures contracts	(660,454)	(7,034,079)
Total Equity in broker trading account	35,174,044	31,988,018
Cash and cash equivalents	22,155,680	3,892,851
Investments
Government-sponsored enterprise securities, at fair value	219,959,160	245,980,900
Mutual funds, at fair value	10,000,554	5,920,265
Receivable from MF Global		11,047,988
Total assets	287,289,438	298,830,022
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	145,587	170,048
Management fee payable to Managing Member	155,139	161,056
Support services fee payable	23,854	24,764
Servicing fee payable to selling agent	27,046	28,790
Withdrawals payable	14,926,716	4,148,997
Subscriptions received in advance	650,000	1,270,000
Total Liabilities	15,928,342	5,803,655
Members' equity (net assets)	271,361,096	293,026,367
Total liabilities and members' equity (net assets)	287,289,438	298,830,022
Agricultural Sector Series
Equity in broker trading account
Cash	2,626,089	1,716,218
Net unrealized loss on open futures contracts	(447,627)	(218,253)
Total Equity in broker trading account	2,178,462	1,497,965
Cash and cash equivalents	355,529	189,915
Investments
Government-sponsored enterprise securities, at fair value	9,698,930	9,498,975
Mutual funds, at fair value	200,000	846,264
Receivable from MF Global		972,273
Total assets	12,432,921	13,005,392
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	50,011	38,507
Management fee payable to Managing Member	6,686	7,002
Support services fee payable	1,028	1,077
Servicing fee payable to selling agent	4,589	6,142
Withdrawals payable	555,579	1,364,418
Total Liabilities	617,893	1,417,146
Members' equity (net assets)	11,815,028	11,588,246
Total liabilities and members' equity (net assets)	12,432,921	13,005,392
Total RICI Linked - PAM Advisors Fund, LLC
Equity in broker trading account
Cash	38,460,587	40,738,315
Net unrealized loss on open futures contracts	(1,108,081)	(7,252,332)
Total Equity in broker trading account	37,352,506	33,485,983
Cash and cash equivalents	22,511,209	4,082,766
Investments
Government-sponsored enterprise securities, at fair value	229,658,090	255,479,875
Mutual funds, at fair value	10,200,554	6,766,529
Receivable from MF Global		12,020,261
Total assets	299,722,359	311,835,414
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	195,598	208,555
Management fee payable to Managing Member	161,825	168,058
Support services fee payable	24,882	25,841
Servicing fee payable to selling agent	31,635	34,932
Withdrawals payable	15,482,295	5,513,415
Subscriptions received in advance	650,000	1,270,000
Total Liabilities	16,546,235	7,220,801
Members' equity (net assets)	283,176,124	304,614,613
Total liabilities and members' equity (net assets)	$ 299,722,359	$ 311,835,414